Brumadinho dam failure - De-characterization of the upstream dams (Details) - 12 months ended Dec. 31, 2019 R$ in Millions, $ in Millions	BRL (R$)	USD ($)	USD ($)
Changes in the provision of de-characterization projects
Provision recognized	R$ 10,274	$ 2,625
Samarco | De-characterization of upstream structures
Changes in the provision of de-characterization projects
Provision recognized		2,625
Payments		(159)
Interest accretion		101
Translation adjustment		$ (78)
Provisions recognized at end of year			$ 2,489
Current liabilities			309
Non-current liabilities			2,180
Samarco | De-characterization of dams
Changes in the provision of de-characterization projects
Provisions recognized at end of year	R$ 993		$ 257